Subsequent Events (Details) - Convertible Debt - Subsequent Event $ / shares in Units, $ in Thousands	Apr. 12, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)
Subsequent Event [Line Items]
Aggregate principle amount	$ 30,000
Proceeds from issuance of secured notes	$ 27,600
Debt instrument interest rate in event of default	0.040
Debt instrument, convertible, conversion price (in usd per share) | $ / shares	$ 1.20
Debt instrument, covenant proceeds from sale of assets	$ 2,000
Debt instrument, pre-payment penalty percentage	0.05
Debt instrument, redemption price, percentage	105.00%
Related Party
Subsequent Event [Line Items]
Fee paid	$ 900	$ 900
Maximum
Subsequent Event [Line Items]
Debt instrument, face amount	$ 50,000
SOFR
Subsequent Event [Line Items]
Variable rate (as a percent)	6.50%